FORM  N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/06

Date of reporting period:                            03/31/06

Item 1. Schedule of Investments.  March 31, 2006 - Valley Forge Fund

COMMON STOCKS:                      86.3%            Shares               Value

 Basic Materials                     4.2%
  Barrick Gold Corp (Canadian)                        8,000              217,920
  Coeur D'Alene Mines Corporation *                  13,000               85,410
  Peabody Energy                                      2,000              100.820
                                                                     ___________
                                                                       $ 404,150
 Communications                     11.5%
  ADC Telecommunications *                           14,285              365.553
  AT&T Corp.                                          7,794              210,755
  Comcast Corp. New Class A *                        20,000              523,200
                                                                     ___________
                                                                       1,099,508
 Consumer Orientated                31.5%
  Abbott Laboratories                                 5,000              212,350
  Federal Argic Mtg Corp. Class C Non Voting         17,900              525,365
  Johnson & Johnson                                   5,000              296,100
  The Home Depot Incorporated, Inc.                  10,000              423,000
  Kimberly-Clark Corp.                                5,000              289,000
  Pep Boys - Manny, Moe & Jack                       20,000              302,200
  Supervalu Inc.                                     15,000              462,300
  Time Warner Inc.                                   30,000          $   503,700
                                                                     ___________
                                                                       3,014,015
 Industrials                        16.8%
  Duke Energy Corporation.                           10,000              291,500
  Hercules Incorporated *                            30,000              414,000
  General Electric Company                           15,000              521,700
  Granger (W. W.) Inc.                                5,000              376,750
                                                                     ___________
                                                                       1,603,950
 Manufacturing                       7.9%
  Abitibi Consolidated (Canadian)                    60,000              248,400
  Newell Rubbernaid Inc.                             20,000              504,200
                                                                     ___________
                                                                         752,600
 Technology                         14.4%
  Arrow Electrics *                                  10,000              322,500
  Cisco Systems *                                    30,000              650,100
  EMC Corporation *                                  30,000              408,900
                                                                      __________
                                                                       1,381,500
                                                                      __________
    Total Common Stocks               (Cost $8,861,538)               $8,255,723

SHORT TERM INVESTMENT:               9.3%
  Citizens Bank Money Market 4.2%                                       891,321
                                                                      __________
    Total Short-term Investment       (COST $   891,321)              $  891,321
                                                                      __________
TOTAL INVESTMENTS                     (COST $ 9,752,859)              $9,147,044

OTHER ASSETS LESS LIABILITITS - NET  4.4%                                425,141

NET ASSETS                                                            $9,572,185
                                                                     ===========
     * Non-income producing during the year      ** Redeemable upon request

Security Valuation: Securities are valued at the last reported sales price or, in the case of securities where there is no reported sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under tne super-vision of the Company's Board of Directors in accordance with methods that have been authorized by tbe Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.


Item 2. Controls and Procedures.

Bernard B. Klawans is the President of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also President and Owner of the Investment Adviser, the Valley Forge Man-agement Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has added the additional control of requiring the signatures of either the Secretary/Treasurer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund. Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.


Item 3. Exhibits.
                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-Q of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I, Mr. Klawans, am the certifying officer of the Fund. The Board, in view of the small size of the Fund, determined that clean operation by me for 33 years, the continuing history of certified audits and the auditors satisfaction as sta-ted in their statements of internal control exercised by the Fund, made it un-necessary to have more certifying officers. I,therefore, am responsible for es-tablishing and maintaining disclosure controls & procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or cause such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to him by others within those entities, particu-larly during the period in which this report is being prepared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effective-ness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors;

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversly affect the registrrant's ability to record, process, summarize, and report financial information; and

   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:                                                  04/03/06

                                                /s/ Bernard B. Klawans
                                                    Bernard B. Klawans
                                                    Fund Certifying Officer


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

Date                                              04/03/06

By (Signature and Title)                      /s/ Sandra K. Texter
                                                  Sandra K. Texter
                                                  Secretary

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President